UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22958

                                             Duff & Phelps Select Energy MLP Fund Inc.

(Exact name of registrant as specified in charter)

100 Pearl Street, 9th Floor

                                                     Hartford, CT 06103

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Virtus Investment Partners, Inc.

100 Pearl Street

                                                   Hartford, CT 06103

(Name and address of agent for service)

Registrant’s telephone number, including area code:     800-243-1574

Date of fiscal year end:     November 30

Date of reporting period: August 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DUFF & PHELPS SELECT ENERGY MLP FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014 (Unaudited)

($ reported in thousands)

	SHARES / UNITS	VALUE

COMMON STOCKS—5.9%

Marine Shipping—5.9%
Seadrill Partners LLC	646,184	$22,313
Transocean Partners LLC	280,056	7,984
TOTAL COMMON STOCKS (Identified Cost $27,393)		30,297

MASTER LIMITED PARTNERSHIPS—125.2%

Diversified—28.5%
Enterprise Products Partners LP	508,000	20,640
Kinder Morgan Energy Partners LP	559,548	53,929
Oneok Partners LP	304,291	18,084
Williams Partners LP	981,370	52,023
		144,676

Downstream / Other—5.4%
Northern Tier Energy LP	545,476	14,280
SunCoke Energy Partners LP	157,582	4,770
Westlake Chemical Partners LP(2)	269,040	8,168
		27,218

Gathering Processing—34.6%
Atlas Pipeline Partners LP	782,420	28,895
Crestwood Midstream Partners LP	1,090,574	25,476
DCP Midstream Partners LP	376,000	21,274
EnLink Midstream Partners LP	736,399	22,821
MarkWest Energy Partners LP	556,000	44,330
Targa Resources Partners LP	257,573	19,163
Western Gas Partners LP	174,000	13,483
		175,442

Marine Shipping—5.5%
Gaslog Partners LP	175,000	5,833
Knot Offshore Partners LP	246,928	6,926
Teekay LNG Partners LP	355,408	15,425
		28,184

Natural Gas Pipelines—22.9%
El Paso Pipeline Partners LP	1,096,627	45,576
Energy Transfer Equity LP	228,724	13,872
Energy Transfer Partners LP	831,757	47,785
TC Pipelines LP	153,811	9,016
		116,249

	SHARES / UNITS	VALUE

Petroleum Transportation & Storage—17.5%
Enbridge Energy Partners LP	880,000	$31,961
Nustar Energy LP	180,000	11,896
Plains All American Pipeline LP	333,000	19,957
Sunoco Logistics Partners LP	285,000	14,102
Tesoro Logistics LP	153,000	10,753
		88,669

Upstream—10.8%
Breitburn Energy Partners LP	452,075	10,343
Legacy Reserves LP	331,600	10,197
Linn Energy LLC	439,000	13,925
Memorial Production Partners LP	450,000	10,530
Vanguard Natural Resources LLC	335,000	9,856
		54,851
TOTAL MASTER LIMITED PARTNERSHIPS (Identified Cost $601,488)		635,289
TOTAL LONG TERM INVESTMENTS—131.1% (Identified Cost $628,881)		665,586	(3)

SHORT-TERM INVESTMENTS—6.5%

Money Market Mutual Funds—6.5%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (seven-day effective yield 0.030%)	32,785,517	32,786

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $32,786)		32,786

TOTAL INVESTMENTS—137.6%
(Identified Cost $661,667)		698,372	(1)

Other assets and liabilities, net—(37.6)%		(190,917)

NET ASSETS—100.0%	$	507,455

Abbreviations: Footnote Legend:
(1)	Federal Income Tax Information: For tax information at August 31, 2014, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of the portfolio is segregrated as collateral for borrowings.

1

DUFF & PHELPS SELECT ENERGY MLP FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014 (Unaudited)

($ reported in thousands)
Country Weightings †
United States	92%
Marshall Islands	8
Total	100%

† % of total investments as of August 31, 2014

2

The following table provides a summary of inputs used to value the Fund’s investments as of August 31, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value
	at	Level 1
	August 31,	Quoted
	2014	Prices
Equity Securities:
Common Stocks	$30,297	$30,297
Master Limited Partnerships	635,289	635,289
Short-term Investments	32,786	32,786
Total Investments	$698,372	$698,372

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs)

priced securities.

There were no transfers for the period.

DUFF & PHELPS ENERGY SELECT MLP FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2014 (Unaudited)

NOTE 1— SIGNIFICICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified by the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are ratified by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•        Level 1 – quoted prices in active markets for identical securities.

•        Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•        Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non – U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non – U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non – U.S. markets. In such cases the Fund fair values non – U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non – U.S. security to the intraday trading the U.S. markets for investments such as ADRS, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of

Other information regarding the Fund is available in the Fund’s Prospectus

DUFF & PHELPS ENERGY SELECT MLP FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2014 (Unaudited)

significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE generally 4 pm Eastern time each business day. Both are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At August 31, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Net
Federal	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	(Depreciation)	(Depreciation)

$ 661,667	$ 38,166	$ (1,461)	$ 36,705

NOTE 3— SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedule of Investments was available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s Prospectus

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Duff & Phelps Select Energy MLP Fund Inc.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	October 29, 2014

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	October 29, 2014

* Print the name and title of each signing officer under his or her signature.